SHARE CAPITAL AND SHARE BASED COMPENSATION - Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Common stock, shares authorized (in shares)	150,000,000	150,000,000
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, value, authorized	$ 150,000	$ 150,000
Common shares, shares outstanding (in shares)	107,225,832	108,222,604	109,943,594
Common stock, value, issued	$ 107,226	$ 108,223
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares, shares outstanding beginning (in shares)	108,222,604	109,943,594
Common shares, shares issued beginning (in shares)	108,222,604	109,943,594
Repurchase and cancellation of treasury shares (in shares)	(1,189,653)	(1,984,647)
Vesting of share options (in shares)	186,881	263,657
Exercise of share options (in shares)	6,000	0
Common shares, shares outstanding end (in shares)	107,225,832	108,222,604	109,943,594
Common shares, shares issued ending (in shares)	107,225,832	108,222,604	109,943,594
Treasury shares repurchased (in shares)	1,200,000	2,000,000
Repurchase and cancellation of treasury shares	$ 25,477	$ 24,484	$ 16,650
Payments for commissions	20	40
Contributed surplus	$ 200,000	$ 200,000